PRINCIPAL ACCOUNTING POLICIES - Adoption of new accounting guidance (Details) ¥ in Millions, $ in Millions		12 Months Ended
	Jan. 01, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Recently Accounting Pronouncements
Total revenues		$ 4,524	¥ 31,104	¥ 26,993	¥ 19,805
Net revenues		4,504	30,965	26,796	19,245
Gross profit		3,584	24,641	22,118	14,515
Income/(loss) from operations		379	2,605	2,943	(1,552)
Income/(loss) before income tax expense, equity in income of affiliates and non-controlling interests		280	1,921	3,524	(1,744)
Income tax expense		(115)	(793)	(1,285)	(482)
Net income/(loss)		160	1,096	2,174	(1,624)
Accounts receivable, net		824		4,749			¥ 5,668
Total current assets		11,547		59,418			79,394
Total assets		27,028		162,240			185,830
Deferred tax liabilities		558		3,895			3,838
Total liabilities		14,123		75,625			¥ 97,097
Accommodation reservation
Recently Accounting Pronouncements
Total revenues		1,684	11,580	9,531	7,321
Packaged-tour
Recently Accounting Pronouncements
Total revenues		$ 549	¥ 3,772	2,973	2,315
As Reported
Recently Accounting Pronouncements
Total revenues				26,977	19,788
Net revenues				26,780	19,228
Gross profit				22,101	14,499
Income/(loss) from operations				2,926	(1,568)
Income/(loss) before income tax expense, equity in income of affiliates and non-controlling interests				3,506	(1,760)
Income tax expense				(1,281)	(478)
Net income/(loss)				2,161	(1,636)
Accounts receivable, net				4,559
Total current assets				59,228
Total assets				162,050
Deferred tax liabilities				3,848
Total liabilities				75,578
As Reported | Accommodation reservation
Recently Accounting Pronouncements
Total revenues				9,517	7,309
As Reported | Packaged-tour
Recently Accounting Pronouncements
Total revenues				2,970	¥ 2,310
ASC 606 | Adjustments
Recently Accounting Pronouncements
Accounts receivable, net				190
Total current assets				190
Total assets				190
Deferred tax liabilities				47
Total liabilities				¥ 47
2016-01
Recently Accounting Pronouncements
Reclassification from AOCI to retained earnings	¥ 6,100
2016-02 | Adjustments
Recently Accounting Pronouncements
Right-of-use assets						¥ 800
Lease liabilities						¥ 900